Document and Entity Information	Nov. 09, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001819404
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	NERDY INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39595
Entity Tax Identification Number	98-1499860
Entity Address, Address Line One	8001 Forsyth Blvd.
Entity Address, Address Line Two	Suite 1050
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63105
City Area Code	(314)
Local Phone Number	412-1227
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	NRDY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false